DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair values of derivative instruments
Other Current Liabilities	$ 2,282,725	$ 487,780
Derivatives not qualified for hedge accounting: | Foreign currency forward contracts
Fair values of derivative instruments
Other Assets - Current	1,370,504	1,849,448
Other Current Liabilities	$ 2,282,725	$ 487,780